FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY - Additional Information (Detail) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organizational Transactions and Participation Agreements [Line Items]
Net assets restricted from distribution	$ 1,117,000
Cash dividend received	$ 0	$ 0	$ 0
Minimum [Member]
Organizational Transactions and Participation Agreements [Line Items]
Percentage threshold of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%